Income taxes - Summary of the net operating loss carry forward in China (Detail)	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 2,215,059
Twelve months ending December 31, 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	114,502
Twelve months ending December 31, 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	69,247
Twelve months ending December 31, 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	107,267
Twelve months ending December 31, 2027 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	85,423
Twelve months ending December 31, 2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 1,838,620